Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000142758
Shareholder Report [Line Items]
Fund Name	LSV Global Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/global-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Institutional Class Shares	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Global Managed Volatility Fund, Institutional Class Shares - $188159	MSCI ACWI Index (Net) (USD) - $238076
Oct/14	$100000	$100000
Oct/15	$98319	$99967
Oct/16	$103457	$102014
Oct/17	$120312	$125684
Oct/18	$123364	$125033
Oct/19	$133096	$140777
Oct/20	$116589	$147658
Oct/21	$151463	$202701
Oct/22	$142610	$162247
Oct/23	$150565	$179286
Oct/24	$188159	$238076

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Global Managed Volatility Fund, Institutional Class Shares	24.97%	7.17%	6.53%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,729,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.5%
Repurchase Agreement	0.7%
Thailand	1.4%
Spain	1.4%
Taiwan	1.6%
Switzerland	1.7%
Singapore	1.8%
Canada	2.0%
South Korea	3.1%
United Kingdom	3.3%
China	3.5%
France	3.7%
Japan	6.6%
United States	59.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/global-managed-volatility-fund/
C000142759
Shareholder Report [Line Items]
Fund Name	LSV Global Managed Volatility Fund
Class Name	Investor Class Shares
Trading Symbol	LVAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/global-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Investor Class Shares	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Global Managed Volatility Fund, Investor Class Shares - $18347	MSCI ACWI Index (Net) (USD) - $23808
Oct/14	$10000	$10000
Oct/15	$9804	$9997
Oct/16	$10291	$10201
Oct/17	$11938	$12568
Oct/18	$12209	$12503
Oct/19	$13136	$14078
Oct/20	$11481	$14766
Oct/21	$14888	$20270
Oct/22	$13974	$16225
Oct/23	$14715	$17929
Oct/24	$18347	$23808

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Global Managed Volatility Fund, Investor Class Shares	24.68%	6.91%	6.26%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 9,729,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.5%
Repurchase Agreement	0.7%
Thailand	1.4%
Spain	1.4%
Taiwan	1.6%
Switzerland	1.7%
Singapore	1.8%
Canada	2.0%
South Korea	3.1%
United Kingdom	3.3%
China	3.5%
France	3.7%
Japan	6.6%
United States	59.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/global-managed-volatility-fund/